STOCK OPTIONS AND WARRANTS (Details 3) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Number exercisable	557,600	557,600	396,350
25.00 [Member] | Warrant [Member]
Exercise prices			$ 25.00
Number outstanding			127,500
Weighted average remaining contractual life			1 year 6 months 7 days
Weighted average exercise price			$ 25.00
Number exercisable			12,750
Weighted average remaining contractual life, exercisable			1 year 6 months 7 days
100.00 [Member] | Warrant [Member]
Exercise prices			$ 100.00
Number outstanding			11,550
Weighted average remaining contractual life			2 months 30 days
Weighted average exercise price			$ 100.00
Number exercisable			11,550
Weighted average remaining contractual life, exercisable			2 months 30 days
61.00 [Member] | Warrant [Member]
Exercise prices			$ 61.00
Number outstanding			24,300
Weighted average remaining contractual life			10 months 28 days
Weighted average exercise price			$ 61.00
Number exercisable			24,300
Weighted average remaining contractual life, exercisable			10 months 28 days
Warrant [Member]
Number outstanding	70,250	70,250
Weighted average remaining contractual life	2 years 3 months 8 days
Weighted average exercise price	$ 8.60	$ 8.60
Number exercisable	70,250	70,250
Weighted average remaining contractual life, exercisable	2 years 3 months 8 days
Warrant [Member] | 25.00 [Member]
Exercise prices	$ 25.00	$ 25.00
Number outstanding	12,750	12,750
Weighted average remaining contractual life		9 months 7 days
Weighted average exercise price	$ 25.00	$ 25.00
Number exercisable	12,750	12,750
Weighted average remaining contractual life, exercisable		9 months 7 days
Warrant [Member] | 100.00 [Member]
Exercise prices	$ 100.00	$ 100.00
Number outstanding	57,500	57,500
Weighted average remaining contractual life		2 years 7 months 10 days
Weighted average exercise price	$ 100.00	$ 100.00
Number exercisable	57,500	57,500
Weighted average remaining contractual life, exercisable		2 years 7 months 10 days